Average Annual Total Returns{- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2015 Fund	Fidelity Freedom 2015 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2015 Fund - Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	12.50%	8.14%	[1]	7.51%	4.86%	[1]	11.62%	8.42%	[1]

[1]	(a)From July 20, 2017